Filed pursuant to Rule 497(e)

Registration Nos. 333-221764, 811-23312

Rockefeller Opportunistic Municipal Bond ETF (RMOP)

Rockefeller California Municipal Bond ETF (RMCA)

Rockefeller New York Municipal Bond ETF (RMNY)

(each a “Fund” and collectively, the “Funds”)

each listed on NYSE Arca, Inc.

April 7, 2026

Supplement to each Summary Prospectus, Prospectus,

and Statement of Additional Information (“SAI”)

each dated November 26, 2025, as supplemented

Effective immediately, the Rockefeller Asset Management logo in the Prospectus and SAI is replaced with the Rockefeller Global Investment Management logo and all references to “Rockefeller Asset Management” in the Prospectus and SAI are hereby deleted and replaced with “Rockefeller Global Investment Management”.

Please retain this Supplement for future reference.